Research and Development Expenses	6 Months Ended
Jun. 30, 2023
Research and Development Expenses

14.  Research and Development Expenses

Research and development expenses are summarized as follows:

	Six Months Ended June 30,
	2023	2022

	(in US$’000)
Clinical trial related costs	94,909	122,513
Personnel compensation and related costs	45,410	52,738
Other research and development expenses	4,314	6,490
	144,633	181,741

The Group has entered into multiple collaborative arrangements under ASC 808 to evaluate the combination of the Group’s drug compounds with the collaboration partners’ drug compounds. For the six months ended June 30, 2023 and 2022, the Group has incurred research and development expenses of US$8,067,000 and US$6,818,000 respectively, related to such collaborative arrangements.